Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Registrant Name	VERADERMICS, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43097
Entity Tax Identification Number	84-3304423
Entity Address, Address Line One	470 James Street
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06513
City Area Code	228
Local Phone Number	372-3376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	MANE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001827635
Amendment Flag	false